SCHEDULE OF OPTION ISSUED AND GRANTED (Details) - Employee Option Plan [member]	12 Months Ended
	Jun. 30, 2023 shares	Jun. 30, 2022 shares	Jun. 30, 2021 AUD ($) shares $ / shares
IfrsStatementLineItems [Line Items]
Grant date for options issued			Dec. 21, 2020
Number of options issued | shares	0	0	12,850,000
Dividend yield
Historic volatility and expected volatility			155.34%
Option exercise price			$ 0.008
Fair value of options at grant date			0.007
Weighted average exercise price			$ 0.008
Risk-free interest rate			0.111%
Expected life of an option			3 years
Model used			Binomial
Valuation amount | $			$ 72,439